STATEMENT OF INVESTMENTS
BNY Mellon Equity Income Fund

August 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - .2%
Ford Motor Co.	143,800		2,191,512
Banks - 6.7%
Bank of America Corp.	348,350		11,708,043
Bank OZK	56,000		2,269,680
Comerica Inc.	273,300		21,945,990
Fifth Third Bancorp	61,500		2,100,225
JPMorgan Chase & Co.	81,505		9,269,564
KeyCorp	371,750		6,576,257
New York Community Bancorp Inc.	41,500		406,285
Regions Financial Corp.	257,758		5,585,616
Zions Bancorp NA	40,550		2,231,466
			62,093,126
Capital Goods - 5.8%
3M Co.	73,600	[a]	9,152,160
Caterpillar Inc.	19,400		3,583,374
Cummins Inc.	14,850		3,198,244
Emerson Electric Co.	69,150		5,652,321
Fastenal Co.	43,650		2,196,905
General Dynamics Corp.	30,900		7,073,937
Hubbell Inc.	4,050		835,515
Johnson Controls International PLC	125,150		6,775,621
Lockheed Martin Corp.	36,250		15,228,987
			53,697,064
Consumer Durables & Apparel - 2.3%
Carter's Inc.	34,700		2,562,595
Hasbro Inc.	55,700	[a]	4,390,274
Leggett & Platt Inc.	133,900		5,117,658
Newell Brands Inc.	261,550		4,668,667
PulteGroup Inc.	56,400		2,293,224
Ralph Lauren Corp.	20,300	[a]	1,853,999
			20,886,417
Consumer Services - 2.3%
Darden Restaurants Inc.	62,100		7,682,391
H&R Block Inc.	61,150		2,751,750
McDonald's Corp.	27,150		6,849,402
The Wendy's Company	200,200		3,839,836
			21,123,379
Diversified Financials - 2.5%
Morgan Stanley	143,750		12,250,375

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Diversified Financials - 2.5% (continued)
Synchrony Financial	250		8,188
T. Rowe Price Group Inc.	7,000	[a]	840,000
The Goldman Sachs Group Inc.	30,450		10,129,801
			23,228,364
Energy - 8.5%
Antero Midstream Corp.	77,450		779,922
Chevron Corp.	5,050		798,203
ConocoPhillips	11,250		1,231,313
Devon Energy Corp.	326,800		23,078,616
DT Midstream Inc.	16,300		899,923
Exxon Mobil Corp.	161,760		15,462,638
Kinder Morgan Inc.	82,200		1,505,904
Marathon Petroleum Corp.	26,100		2,629,575
The Williams Companies	456,750		15,543,202
Valero Energy Corp.	148,450		17,386,464
			79,315,760
Food & Staples Retailing - .2%
Sysco Corp.	27,650		2,273,383
Food, Beverage & Tobacco - 8.7%
Altria Group Inc.	562,520		25,380,902
PepsiCo Inc.	27,650		4,763,265
Philip Morris International Inc.	310,840		29,682,112
The Coca-Cola Company	332,600		20,524,746
			80,351,025
Insurance - 2.6%
MetLife Inc.	345,650		22,235,664
Prudential Financial Inc.	21,005		2,011,229
			24,246,893
Materials - 4.0%
Dow Inc.	109,450		5,581,950
Eastman Chemical Co.	10,100		919,100
Freeport-McMoRan Inc.	289,650		8,573,640
International Paper Co.	37,600		1,564,912
LyondellBasell Industries NV, Cl. A	206,300		17,122,900
Sylvamo Corp.	3,363		149,452
The Chemours Company	106,000		3,575,380
			37,487,334
Media & Entertainment - 5.0%
Alphabet Inc., Cl. A	151,950	[b]	16,444,029
Alphabet Inc., Cl. C	143,000	[b]	15,608,450
Meta Platforms Inc., Cl. A	29,250	[b]	4,765,702
Netflix Inc.	11,200	[b]	2,503,872
The Interpublic Group of Companies	267,500		7,393,700
			46,715,753

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 10.8%
AbbVie Inc.	201,730		27,124,616
Amgen Inc.	9,950		2,390,985
Bristol-Myers Squibb Co.	395,100		26,633,691
Gilead Sciences Inc.	198,400		12,592,448
Johnson & Johnson	14,300		2,307,162
Merck & Co.	239,810		20,470,182
Pfizer Inc.	188,257		8,514,864
			100,033,948
Real Estate - 1.4%
Apartment Income REIT Corp.	15,850	[c]	647,473
Brandywine Realty Trust	33,650	[c]	270,210
Iron Mountain Inc.	103,300	[c]	5,434,613
Medical Properties Trust Inc.	147,000	[c]	2,147,670
Omega Healthcare Investors Inc.	85,650	[a,c]	2,797,329
Spirit Realty Capital Inc.	43,300	[c]	1,768,805
			13,066,100
Retailing - 3.8%
Advance Auto Parts Inc.	21,100		3,558,304
Amazon.com Inc.	226,700	[b]	28,738,759
Best Buy Co.	16,050		1,134,575
Lowe's Cos.	11,800		2,290,852
			35,722,490
Semiconductors & Semiconductor Equipment - 8.1%
Applied Materials Inc.	96,450		9,073,051
Broadcom Inc.	60,000		29,946,600
Microchip Technology Inc.	85,800		5,598,450
NVIDIA Corp.	75,950		11,463,893
Qualcomm Inc.	142,900		18,901,383
			74,983,377
Software & Services - 6.5%
Microsoft Corp.	219,585		57,414,890
Paychex Inc.	5,200		641,368
The Western Union Company	182,850		2,709,837
			60,766,095
Technology Hardware & Equipment - 9.0%
Apple Inc.	405,130		63,694,539
Cisco Systems Inc.	105,200		4,704,544
Hewlett Packard Enterprise Co.	329,900		4,486,640
NetApp Inc.	29,000		2,091,770
Seagate Technology Holdings PLC	127,450		8,534,052
			83,511,545
Telecommunication Services - 4.5%
AT&T Inc.	1,279,410		22,440,852
Lumen Technologies Inc.	86,100	[a]	857,556

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.3% (continued)
Telecommunication Services - 4.5% (continued)
Verizon Communications Inc.		442,970		18,520,576
				41,818,984
Transportation - 2.2%
United Parcel Service Inc., Cl. B		107,170		20,845,637
Utilities - 4.2%
American Electric Power Co.		26,550		2,660,310
Constellation Energy Corp.		162,066		13,222,965
DTE Energy Co.		5,350		697,319
Duke Energy Corp.		22,000		2,352,020
Exelon Corp.		183,800		8,070,658
OGE Energy Corp.		154,167		6,249,930
The Southern Company		71,600		5,518,212
				38,771,414
Total Common Stocks (cost $707,133,272)				923,129,600
	1-Day Yield (%)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,529,982)	2.34	4,529,982	[d]	4,529,982

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $1,047,173)	2.34	1,047,173	[d]	1,047,173
Total Investments (cost $712,710,427)		99.9%		928,706,755
Cash and Receivables (Net)		.1%		657,030
Net Assets		100.0%		929,363,785

REIT—Real Estate Investment Trust

a Security, or portion thereof, on loan. At August 31, 2022, the value of the fund’s securities on loan was $12,172,383 and the value of the collateral was $12,828,401, consisting of cash collateral of $1,047,173 and U.S. Government & Agency securities valued at $11,781,228. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Equity Income Fund

August 31, 2022 (Unaudited)

The following is a summary of the inputs used as of August 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	923,129,600	-	-	923,129,600
Investment Companies	5,577,155	-	-	5,577,155

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2022, accumulated net unrealized appreciation on investments was $215,996,328, consisting of $255,100,610 gross unrealized appreciation and $39,104,282 gross unrealized depreciation.

At August 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.